Acquisitions - Schedule of total fair value consideration (Details) - CAD ($)	1 Months Ended
	Sep. 17, 2020	Dec. 15, 2021
Police Ordnance [Member]
Disclosure of detailed information about business combination [line items]
Total fair value consideration		$ 592,822
Foremost's net assets (liabilities):
Cash		162,547
Trade and other receivables		104,432
Inventories		352,685
Intangible assets:
Purchase orders		100,000
Customer relationships		50,000
ARWEN tradename		44,000
Accounts payable and accrued liabilities		82,963
Corporate tax liability		32,338
Contract liabilities		29,861
Borrowings		26,238
Deferred tax liabilities		49,442
Total		$ 592,822
Foremost Ventures Corp [Member]
Disclosure of detailed information about business combination [line items]
Total fair value consideration	$ 670,104
Foremost's net assets (liabilities):
Cash	78,589
Trade and other receivables	1,900
Intangible assets:
Accounts payable and accrued liabilities	(225,088)
Net assets (liabilities) at fair value	(144,599)
Residual balance allocated to listing expense (included in M&A costs)	814,703
Total	$ 670,104